Income Tax - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for doubtful accounts	$ 1,819	$ 1,366
Accrued expenses and other	5,307	4,026
Net operating losses	1,298	1,978
Gross deferred tax assets	8,424	7,370
Valuation allowance	(484)	(88)
Net deferred tax assets	7,940	7,282
Deferred tax liabilities:
Purchased intangibles	(35,561)	(41,180)
Depreciation and amortization	(3,715)	(2,574)
Total deferred tax liabilities	(39,276)	(43,754)
Net deferred tax liability	$ (31,336)	$ (36,472)